SUMMARY OF TEMPORARY DIFFERENCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-capital losses carried forward	$ 55,573	$ 57,299
Capital losses	3,613	1,214
Resource related deductions	31,204	22,510
Share issuance costs	1	9
Property, plant and equipment	12,043	206
Prepaid expenses, deposits and other	31,420	2,160
Temporary Differences and Non-capital Losses	$ 133,854	$ 83,398